LOANS	3 Months Ended
Mar. 31, 2021
Receivables [Abstract]
LOANS

NOTE 6 LOANS

No loans were held for sale at March 31, 2021. At December 31, 2020, $389 thousand of loans were held for sale, which represent mortgage loans originated for sale. These originations and sales are executed on a best efforts basis.

Loans receivable outstanding as of March 31, 2021 and December 31, 2020 are summarized as follows:

(Dollars are in thousands)	March 31, 2021	December 31, 2020
Real estate secured:
Commercial	$191,156	$179,381
Construction and land development	28,798	25,031
Residential 1-4 family	218,256	222,980
Multifamily	20,488	16,569
Farmland	19,609	18,368
Total real estate loans	478,307	462,329
Commercial	90,732	86,010
Agriculture	4,216	4,450
Consumer installment loans	19,521	20,632
All other loans	1,678	2,145
Total loans	$594,454	$575,566

Included in commercial loans at March 31, 2021 and December 31, 2020 were $37.6 million and $34.8 million of Paycheck Protection Program (PPP) loans, respectively, that are guaranteed by the Small Business Administration (SBA). Fees paid by SBA for round 1 PPP loans ranged from 1% to 5% of the amount borrowed, with 5% paid on loans up to $350 thousand, 3% on loans between $350 thousand and $2 million, and 1% on loans over $2 million. For round 2 PPP loans the fee structure was modified to the lesser of 50%, or $2.5 thousand for loans up to $50 thousand, 5% on loans ranging from $50 thousand to $350 thousand; 3% on loans between $350 thousand and $2 million and 1% on loans over $2 million. Included in total loans above, are net deferred fees, including unearned PPP loans fees, of $860 thousand and $456 thousand at March 31, 2021 and December 31, 2020, respectively. Income from net deferred fees is recognized as income over the lives of the respective loans as a yield adjustment. If loans repay prior to scheduled maturities any unamortized fee or cost is recognized at that time.

Loans receivable on nonaccrual status as of March 31, 2021 and December 31, 2020 are summarized as follows:

(Dollars are in thousands)	March 31, 2021	December 31, 2020
Real estate secured:
Commercial	$2,125	$2,225
Construction and land development	54	57
Residential 1-4 family	3,027	2,700
Farmland	87	101
Total real estate loans	5,293	5,083
Commercial	50	453
Consumer installment loans and other loans	12	12
Total loans receivable on nonaccrual status	$5,355	$5,548

Total interest income not recognized on nonaccrual loans for the three months ended March 31, 2021 and March 31, 2020 was $135 thousand and $189 thousand, respectively.

Under the provisions of the CARES Act, or related guidance issued by banking regulators, modifications, mainly in the form of short-term payment deferrals, were granted on 786 loans, during 2020. At March 31, 2021, 646 loans totaling $103.2 million had completed their forbearance period and resumed a normal payment schedule and two loans totaling $206 thousand remained in forbearance. The remaining 138 loans have repaid in full or been refinanced at market terms and conditions.

The following table presents information concerning the Company’s investment in loans considered impaired as of March 31, 2021 and December 31, 2020:

As of March 31, 2021 (Dollars are in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Real estate secured:
Commercial	$496	$532	$—
Construction and land development	88	366	—
Residential 1-4 family	1,900	2,178	—
Multifamily	—	—	—
Farmland	574	755	—
Commercial	—	—	—
Agriculture	—	—	—
Consumer installment loans	3	4	—
All other loans	—	—	—
With an allowance recorded:
Real estate secured:
Commercial	1,436	1,527	558
Construction and land development	—	—	—
Residential 1-4 family	301	331	45
Multifamily	—	—	—
Farmland	—	—	—
Commercial	30	38	5
Agriculture	—	—	—
Consumer installment loans	—	—	—
All other loans	—	—	—
Total	$4,828	$5,731	$608

As of December 31, 2020 (Dollars are in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Real estate secured:
Commercial	$385	$386	$—
Construction and land development	99	376	—
Residential 1-4 family	1,662	1,898	—
Multifamily	—	—	—
Farmland	391	560	—
Commercial	—	—	—
Agriculture	—	—	—
Consumer installment loans	5	6	—
All other loans	—	—	—
With an allowance recorded:
Real estate secured:
Commercial	1,566	1,678	574
Construction and land development	—	—	—
Residential 1-4 family	337	365	72
Multifamily	—	—	—
Farmland	208	220	2
Commercial	429	437	404
Agriculture	—	—	—
Consumer installment loans	—	—	—
All other loans	—	—	—
Total	$5,082	$5,926	$1,052

The following tables present information concerning the Company’s average impaired loans and interest recognized on those impaired loans, for the periods indicated:

	Three Months Ended
	March 31, 2021		March 31, 2020
(Dollars are in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no allowance recorded:
Real estate secured:
Commercial	$441	$—	$2,335	$9
Construction and land development	94	4	67	4
Residential 1-4 family	1,781	14	1,304	13
Multifamily	—	—	—	—
Farmland	483	9	761	10
Commercial	—	—	115	1
Agriculture	—	—	—	—
Consumer installment loans	4	—	—	—
All other loans	—	—	—	—
With an allowance recorded:
Real estate secured:
Commercial	1,501	3	433	—
Construction and land development	—	—	—	—
Residential 1-4 family	319	—	54	—
Multifamily	—	—	—	—
Farmland	104	—	216	2
Commercial	230	1	286	—
Agriculture	—	—	—	—
Consumer installment loans	—	—	—	—
All other loans	—	—	—	—
Total	$4,957	$31	$5,571	$39

An age analysis of past due loans receivable as of March 31, 2021 and December 31, 2020 is below. At March 31, 2021 and December 31, 2020, there were no loans over 90 days past due that were accruing.

As of March 31, 2021 (Dollars are in thousands)	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total Loans
Real estate secured:
Commercial	$1,509	$166	$351	$2,026	$189,130	$191,156
Construction and land development	9	—	—	9	28,789	28,798
Residential 1-4 family	2,355	531	356	3,242	215,014	218,256
Multifamily	—	—	—	—	20,488	20,488
Farmland	—	—	—	—	19,609	19,609
Total real estate loans	3,873	697	707	5,277	473,030	478,307
Commercial	216	4	—	220	90,512	90,732
Agriculture	—	—	—	—	4,216	4,216
Consumer installment loans	76	42	1	119	19,402	19,521
All other loans	—	—	—	—	1,678	1,678
Total loans	$4,165	$743	$708	$5,616	$588,838	$594,454

As of December 31, 2020 (Dollars are in thousands)	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total Loans
Real estate secured:
Commercial	$969	$—	$—	$969	$178,412	$179,381
Construction and land development	64	—	—	64	24,967	25,031
Residential 1-4 family	5,717	615	690	7,022	215,958	222,980
Multifamily	—	—	—	—	16,569	16,569
Farmland	57	—	—	57	18,311	18,368
Total real estate loans	6,807	615	690	8,112	454,217	462,329
Commercial	214	—	—	214	85,796	86,010
Agriculture	7	1	—	8	4,442	4,450
Consumer installment loans	214	22	—	236	20,396	20,632
All other loans	—	—	—	—	2,145	2,145
Total loans	$7,242	$638	$690	$8,570	$566,996	$575,566

The Company categorizes loans receivable into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans receivable as to credit risk. The Company uses the following definitions for risk ratings:

Pass - Loans in this category are considered to have a low likelihood of loss based on relevant information analyzed about the ability of the borrowers to service their debt and other factors.

Special Mention - Loans in this category are currently protected but are potentially weak, including adverse trends in borrower’s operations, credit quality or financial strength. Those loans constitute an undue and unwarranted credit risk but not to the point of justifying a substandard classification. The credit risk may be relatively minor yet constitute an unwarranted risk in light of the circumstances.  Special mention loans have potential weaknesses which may, if not checked or corrected, weaken the loan or inadequately protect the Company’s credit position at some future date.

Substandard - A substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful - Loans classified doubtful have all the weaknesses inherent in loans classified as substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable.

Based on the most recent analysis performed, the risk categories of loans receivable as of March 31, 2021 and December 31, 2020 was as follows:

As of March 31, 2021 (Dollars are in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real estate secured:
Commercial	$182,141	$6,889	$1,988	$138	$191,156
Construction and land development	26,986	1,758	54	—	28,798
Residential 1-4 family	214,306	987	2,963	—	218,256
Multifamily	20,256	232	—	—	20,488
Farmland	17,901	1,621	87	—	19,609
Total real estate loans	461,590	11,487	5,092	138	478,307
Commercial	87,043	3,639	50	—	90,732
Agriculture	4,024	192	—	—	4,216
Consumer installment loans	19,500	9	12	—	19,521
All other loans	1,678	—	—	—	1,678
Total	$573,835	$15,327	$5,154	$138	$594,454

As of December 31, 2020 (Dollars are in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real estate secured:
Commercial	$171,212	$6,112	$2,057	$—	$179,381
Construction and land development	23,168	1,806	57	—	25,031
Residential 1-4 family	218,947	1,304	2,729	—	222,980
Multifamily	16,337	232	—	—	16,569
Farmland	17,019	1,249	100	—	18,368
Total real estate loans	446,683	10,703	4,943	—	462,329
Commercial	81,846	3,711	453	—	86,010
Agriculture	4,255	195	—	—	4,450
Consumer installment loans	20,615	5	12	—	20,632
All other loans	2,145	—	—	—	2,145
Total	$555,544	$14,614	$5,408	$—	$575,566